TAXES ON INCOME (Schedule of Tax Benefit) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Current		$ (17)	$ (4)
Deferred		(3,513)	(8,232)
Domestic (Israel)		(3,530)	(7,817)
Foreign			(419)
Tax benefit (taxes on income)		$ (3,530)	$ (8,236)